Dodie Kent
                                                                  Vice President
                                                                     and Counsel
[AXA EQUITABLE LOGO]                                              (212) 314-3970
                                                             Fax: (212) 707-1790


VIA EDGAR


                                                                     May 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  AXA Equitable Life Insurance Company
          Separate Account 49
          File Nos. 333-64749 and 811-07659
          CIK 0001015570


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectuses, supplements to prospectuses, and statements of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

    (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/ Dodie Kent
                                        ------------------------
                                            Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104